Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Lease Payments Under Operating Leases	Future lease payments under operating leases as of December 31, 2024 were as follows:
December 31, 2024
2025	$396,191
2026	$42,125
Total future lease payments	$438,316
Less imputed interest	$(13,993)
Total lease liabilities	$424,323
Less: current portion	$(383,153)
Operating lease liability, non-current	$41,170